Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Nov. 27, 2025	Sep. 30, 2025
Ordinary shares, par value			$ 0.001
Ordinary shares, shares authorized			50,000,000
Ordinary shares, shares issued			17,025,000
Ordinary shares, shares outstanding			17,025,000
Common Class A [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	467,290,000
Ordinary shares, shares issued	4,315,000
Ordinary shares, shares outstanding	4,315,000
Common Class B [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	32,710,000
Ordinary shares, shares issued	12,710,000
Ordinary shares, shares outstanding	12,710,000